Iloperidone Sublicense to Novartis Pharma AG	12 Months Ended
Dec. 31, 2010
Sublicense [Abstract]
Sublicense [Textblock]

6. Iloperidone Sublicense to Novartis Pharma AG

We entered into an agreement with Novartis Pharma AG ("Novartis") in 1997 pursuant to which we granted Novartis a sublicense for the worldwide (with the exception of Japan) development, manufacturing and marketing of iloperidone. In April 2001, we entered into an amendment to the agreement for the development and commercialization of iloperidone in Japan. Under the amendment, in exchange for rights to iloperidone in Japan, we received a $2.5 million license fee in May 2001. Novartis will make our milestone payments to Sanofi-Aventis during the life of the Novartis agreement, and will also pay to Sanofi-Aventis and us a royalty on future net sales of the product, providing us with a net royalty of 8% on the first $200.0 million of sales annually and 10% on all sales above $200.0 million on an annual basis. Novartis has assumed the responsibility for all clinical development, registration, manufacturing and marketing of iloperidone, and we have no remaining obligations under the terms of this agreement, except for maintaining certain usual and customary requirements, such as confidentiality covenants.

In June 2004, we announced that Vanda Pharmaceuticals, Inc. ("Vanda") had acquired from Novartis the worldwide rights to develop and commercialize iloperidone, our proprietary antipsychotic agent in Phase 3 clinical development for the treatment of schizophrenia and related psychotic disorders. Under its agreement with Novartis, Vanda is pursuing advancement of the iloperidone development program. All of our rights and economic interests in iloperidone, including royalties on sales of iloperidone, remain essentially unchanged under the agreement.

In May 2009, iloperidone (Fanapt) was approved by the U.S. Food and Drug Administration for the treatment of schizophrenia. In October 2009, Novartis Pharma, acquired from Vanda Pharmaceuticals the rights to commercialize Fanapt in the U.S. and Canada, subject to approval under the Hart Scott Rodino Act. We are entitled to a net royalty of 8% on the first $200.0 million of sales annually and 10% on all sales above $200.0 million on an annual basis.